INCOME TAX - Components of tax expense or income including tax reconciliation and unrecognised tax (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Major components of tax expense (income) [abstract]
Current tax	R (286.3)	R (261.6)	R (423.7)
Mining tax	(253.0)	(250.2)	(423.7)
Non-Mining, company and capital gains tax	(33.3)	(11.4)	0.0
Deferred tax	(118.7)	(72.7)	(100.0)
Deferred tax charge - Mining tax	(121.6)	(119.9)	(104.0)
Deferred tax charge - Non-mining, company and capital gains tax	2.9	1.6	(19.1)
Deferred tax rate adjustment	0.0	45.6	0.0
Recognition of previously unrecognised income losses	0.0	0.4	7.8
Recognition of previously unrecognised capital losses	0.0	0.0	(1.2)
Recognition of previously unrecognised temporary differences	0.0	(0.4)	16.5
Income tax	(405.0)	(334.3)	(523.7)
Major items causing the Group's income tax expense to differ from the statutory rate were:
Tax on net profit before tax at the South African corporate tax rate of 27% (2022 and 2021: 28%)	(455.3)	(408.3)	(549.9)
Rate adjustment to reflect the actual realised company tax rates applying the gold mining formula	47.6	36.4	3.7
Deferred tax rate adjustment	0.0	45.6	0.0
Depreciation of property, plant and equipment exempt from deferred tax on initial recognition	(16.3)	(22.2)	(21.2)
Non-deductible expenses	(7.0)	(7.3)	(6.2)
Exempt income and other non-taxable income	21.8	19.0	22.8
Recognition of previously unrecognised temporary differences	0.0	(0.4)	16.5
Recognition of previously unrecognised capital losses	0.0	0.0	(1.2)
Recognition of previously unrecognised income losses	0.0	0.4	7.8
Over provided in prior periods	(2.0)	0.0	0.0
Current year losses for which no deferred tax asset was recognised	0.4	(1.4)	(0.1)
Other	(0.1)	3.6	3.3
Tax incentives	1.9	0.3	0.8
Income tax	R (405.0)	R (334.3)	R (523.7)